CONSOLIDATED BALANCE SHEET DETAIL (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Accumulated depreciation	$ (51,692)	$ (16,278)
Property and equipment, net	301,308	75,948
Leasehold Improvements
Property and equipment, gross	139,197	0
Office equipment
Property and equipment, gross	112,198	49,724
Computer equipment and software
Property and equipment, gross	51,882	20,565
Machinery and equipment
Property and equipment, gross	$ 49,723	$ 21,937